Schedule of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Discount rate	1.75%	0.75%
Rate of return on plan assets	1.75%	0.75%
Rate of compensation increase	2.00%	2.00%